SCHEDULE OF GROSS PROFIT (LOSS) FOR EACH REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Company	$ 436,205	$ 643,928	$ 799.00	$ 1,127,009	$ 864,440	$ 1,121,449	$ (4,740)
Trucking [Member]
Segment Reporting Information [Line Items]
Total Company	292,653	182,611		246,904	317,539	322,657	(4,740)
Digester [Member]
Segment Reporting Information [Line Items]
Total Company	143,552	461,317		880,105	546,955	798,748
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company					$ (54)	$ 44